SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) numberOfSegment operational_flng numberOfUndergoingConversion	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | numberOfSegment	3
Number of operational FLNG | operational_flng	1
Segmental information:
Total operating revenues	$ 448,750	$ 430,604	$ 143,537
Depreciation and amortization	(113,033)	(93,689)	(76,522)
Other operating expenses	(217,292)	(275,918)	(167,572)
Impairment	(42,098)	0	0
Other operating gains and losses	(15,668)	53,489	15,100
Operating (losses)/income	60,659	114,486	(85,457)
Operating income (loss)	60,659	114,486	(85,457)
Equity in net losses of affiliates	(45,799)	(157,636)	(25,448)
Balance sheet
Assets	4,632,144	4,806,595
Equity method investments	508,805	571,782	703,225
Property, Plant and Equipment, Net	$ 419,184	139,693
Gimi Conversion
Segmental information:
Number of undergoing conversions | numberOfUndergoingConversion	1
Golar Power
Balance sheet
Equity method investments	$ 261,693	266,151
OLT Offshore LNG Toscana S.p.A (OLT–O)
Segmental information:
Impairment	(7,300)
Cool Company
Segmental information:
Impairment	(500)
Balance sheet
Equity method investments		500
Intersegment Eliminations
Segmental information:
Total operating revenues	0	0	0
Depreciation and amortization	0	0	0
Other operating expenses	0	0	0
Impairment	0
Other operating gains and losses	0	0	0
Operating (losses)/income	0	0	0
Operating income (loss)	(935)	(335)	(4,568)
Equity in net losses of affiliates	0	0	0
Balance sheet
Assets	(6,386)	(5,451)
Equity method investments	0	0
Property, Plant and Equipment, Net	0	0
Vessel Operations | Operating Segments
Segmental information:
Total operating revenues	230,654	302,979	143,537
Depreciation and amortization	(64,945)	(65,496)	(76,522)
Other operating expenses	(158,833)	(231,887)	(163,207)
Impairment	(42,098)
Other operating gains and losses	13,295	50,740	0
Operating (losses)/income	(21,927)	56,336	(96,192)
Operating income (loss)	(20,992)	56,671	(91,624)
Equity in net losses of affiliates	(22,565)	(138,676)	1,503
Balance sheet
Assets	2,583,209	2,990,506
Equity method investments	247,112	305,631
Property, Plant and Equipment, Net	35,984	22,978
Vessel Operations | Intersegment Eliminations
Segmental information:
Operating income (loss)	935	335	4,568
Vessels - FLNG | Operating Segments
Segmental information:
Total operating revenues	218,096	127,625	0
Depreciation and amortization	(48,088)	(28,193)	0
Other operating expenses	(58,459)	(44,031)	(4,365)
Impairment	0
Other operating gains and losses	(28,963)	2,749	15,100
Operating (losses)/income	82,586	58,150	10,735
Operating income (loss)	82,586	58,150	10,735
Equity in net losses of affiliates	0	(2,047)	(8,153)
Balance sheet
Assets	1,793,628	1,555,389
Equity method investments	0	0
Property, Plant and Equipment, Net	383,200	116,715
Vessels - FLNG | Intersegment Eliminations
Segmental information:
Operating income (loss)	0	0	0
Golar Power | Operating Segments
Segmental information:
Total operating revenues	0	0	0
Depreciation and amortization	0	0	0
Other operating expenses	0	0	0
Impairment	0
Other operating gains and losses	0	0	0
Operating (losses)/income	0	0	0
Operating income (loss)	0	0	0
Equity in net losses of affiliates	(23,234)	(16,913)	(18,798)
Balance sheet
Assets	261,693	266,151
Equity method investments	261,693	266,151
Property, Plant and Equipment, Net	0	0
Golar Power | Intersegment Eliminations
Segmental information:
Operating income (loss)	0	$ 0	$ 0
Golar Viking
Segmental information:
Impairment	$ (34,300)